SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual consolidated financial statements of the Company as disclosed in the Company's Annual Report on Form 20-F for the period ended December 31, 2013 filed with the Securities and Exchange Commission ("SEC") on March 26, 2014, are applied consistently in these interim condensed consolidated financial statements.